Deposits (Schedule Of Time Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
Time deposits less than $100,000	$ 1,007,665	$ 1,168,025
Time deposits greater than $100,000	1,146,515	1,377,631
Total certificates of deposit and other time deposits	$ 2,154,180	$ 2,545,656